PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

7. PROPERTY, PLANT AND EQUIPMENT

Major components of property, plant and equipment along with their respective estimated useful lives are as follows:

	Useful Life (years)	October 1, 2016	January 2, 2016
Land	n/a	$5,396	$5,396
Land improvements	5	4,651	4,594
Buildings	20 – 30	151,885	146,930
Machinery and equipment	5 – 15	207,944	195,561
Software	3 – 5	19,832	18,229
Furniture and fixtures	3 – 10	2,724	2,421
Vehicles	2 – 5	1,278	1,302
Construction in progress	n/a	13,513	7,749

		407,223	382,182
Less: accumulated depreciation and amortization		168,585	144,260

		$238,638	$237,922

Net book value of internally developed software costs included in software above was $4,989 and $5,777 as of October 1, 2016 and January 2, 2016, respectively. Depreciation of capitalized internal-use computer software costs included in depreciation expense was $842 and $839 for 3rd Quarter 2016 and 3rd Quarter 2015, respectively, and, for the year to date period ended October 1, 2016 and October 3, 2015, was $2,382 and $2,381, respectively.

Depreciation expense was $8,423 and $8,014 for 3rd Quarter 2016 and 3rd Quarter 2015, respectively, and, for the year to date period ended October 1, 2016 and October 3, 2015, was $24,701 and 23,096, respectively.

6. PROPERTY, PLANT AND EQUIPMENT

The major components of and useful lives assigned in accordance with Company policy to property, plant and equipment are as follows:

	Useful Life (years)	January 2, 2016	January 3, 2015
Land	n/a	$5,396	$5,066
Land improvements	5	4,594	3,702
Buildings	20 - 30	146,930	129,010
Machinery and equipment	5 - 15	195,561	173,114
Software	3 - 5	18,229	15,175
Furniture and fixtures	3 - 10	2,421	1,914
Vehicles	2 - 5	1,302	1,015
Construction in progress	n/a	7,749	7,098

		382,182	336,094
Less: accumulated depreciation and amortization		144,260	116,700

		$237,922	$219,394

Net book value of internally developed software costs included in software above was $5,777 and $5,876 as of January 2, 2016 and January 3, 2015, respectively. Depreciation of capitalized internal-use computer software costs included in depreciation expense below for fiscal 2015, fiscal 2014 and fiscal 2013 was $3,153 and $2,876 and $2,512 respectively.

Depreciation expense for fiscal 2015, fiscal 2014 and fiscal 2013 was $31,149, $28,182 and $26,740 respectively.